Financial liabilities at fair value through profit or loss (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Financial liabilities at fair value through profit or loss [abstract]
Trading liabilities	€ 26,318	€ 23,427
Non-trading derivatives	1,257	1,338
Designated at fair value through profit or loss	75,738	55,768
Financial liabilities	€ 103,313	€ 80,532